Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost - USD ($)	6 Months Ended		12 Months Ended		24 Months Ended	30 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	May 31, 2021	Nov. 30, 2021	Jun. 01, 2019	May 31, 2019
Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Amount at inception of leases	$ 2,355,848		$ 2,266,419		$ 2,266,419	$ 2,355,848	$ 3,848,038	$ 4,069,476
Amount amortized	139,983	$ 207,409	379,358	$ 1,202,259	1,581,619	(1,713,628)
Lease liability	2,355,848		2,266,419		2,266,419	2,355,848	$ 3,848,038	$ 4,069,476
Less: current portion	(306,464)		(287,125)	(336,900)	(287,125)	(306,464)
Lease liability, non-current	2,049,384		1,979,294	$ 1,136,151	1,979,294	2,049,384
Building [Member]
Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Amount at inception of leases	2,091,664		2,250,009		2,250,009	2,091,664
Lease liability	2,091,664		$ 2,250,009		$ 2,250,009	2,091,664
Land [Member]
Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Amount at inception of leases	220,738					220,738
Lease liability	220,738					220,738
Office Equipment [Member]
Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Amount at inception of leases	8,762					8,762
Lease liability	$ 8,762					$ 8,762